Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bird Rides [Member]
Stock-based Compensation
Note 9 – Stock-based Compensation
The Company maintains the 2017 Equity Incentive Plan (the “Plan”), approved on May 10, 2017 and subsequently amended (most recently on
November
 4
, 2021), which provides for the issuance of 47.1 million shares of incentive and nonqualified stock options to employees of the Company as of September 30, 2021. The Company’s stock options are considered equity-classified awards.
Awards granted under the Plan are service-based awards, vesting over a total of four years pursuant to two different vesting schedules. Under one vesting schedule, the first vest is generally a one-year

cliff vest
, followed by monthly vesting for the final three years. Under the second vesting schedule, the award vests on a monthly basis over the four-year vest term. The Plan allows for the early exercise of stock options if approved by the Board of Directors. Shares purchased pursuant to the early exercise of stock options are subject to repurchase until those shares vest. As a result, cash received in exchange for unvested shares exercised is recorded within current liabilities on the consolidated balance sheets and are reclassified to Common Stock and additional paid–in capital as the shares vest.
Shares issued in an early exercise of an option are not considered outstanding because the grantee is not entitled to the rewards of share ownership. Those shares are not shown as outstanding on the consolidated balance sheets and are excluded from basic net loss per share until the shares are no longer subject to a repurchase feature.
The Company granted 0 and 2.6 million stock options during the three months ended September 30, 2021 and 2020, respectively, and 0.3 million and 12.4 million stock options during the nine months ended September 30, 2021 and 2020, respectively.
The Company granted 1.0 million and 5.8 million restricted stock units (“RSUs”) during the three and nine months ended September 30, 2021. The RSUs are subject to two vesting requirements: (i) a service-based or milestone-based requirement and (ii) a liquidation event requirement. The RSUs will vest when both requirements are satisfied.
The Company issued 4.8 million RSAs to members of the Board of Directors during the nine months ended

September 30, 2020, none of which were subject to vesting requirements. No such RSAs were issued to members of the Board of Directors during the three or nine months ended September 30, 2021, respectively, or during the three months ended September 30, 2020. The other RSAs outstanding were subject to vesting, generally monthly over four years.
The following table summarizes stock-based compensation expense (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Sales and marketing	$94	$211	$375	$663
Research and development	175	193	569	663
General and administrative	1,259	804	3,352	3,428

Total	$1,528	$1,208	$4,296	$4,754

Note 11 — Stock-based Compensation
The Company maintains the 2017 Equity Incentive Plan (“the Plan”), approved on May 10, 2017 and subsequently amended (most recently on November 5, 2019), which provides for the issuance of 46.1 million shares of incentive and nonqualified stock options to employees of the Company as of December 31, 2020. The Company’s stock options are considered equity classified awards.
Awards granted under the Plan are service-based awards, vesting over a total of four years pursuant to two different vesting schedules. Under one vesting schedule, the first vest is generally a one-year
cliff vest, followed by monthly vesting for the final three years. Under the second vesting schedule, the award vests on a monthly basis over the four-year vest term. The Plan allows for the early exercise of stock options if approved by the Board of Directors. Shares purchased pursuant to the early exercise of stock options are subject to repurchase until those shares vest. As a result, cash received in exchange for unvested shares exercised is recorded within current liabilities on the consolidated balance sheets and are reclassified to common stock and additional paid–in capital as the shares vest.
Shares issued in an early exercise of an option are not considered outstanding because the grantee is not entitled to the rewards of share ownership. Those shares are not shown as outstanding on the balance sheet and are excluded from basic EPS until the shares are no longer subject to a repurchase feature.

A summary of stock option activity for the years ended December 31, 2020 and December 31, 2019 is as follows (in number of shares, per share amounts, and years):

	Options Outstanding Number of Shares	Weighted-Average Exercise Price Per Share	Aggregate intrinsic value (in thousands)	Weighted-Average Remaining Contractual Life (in years)
As of January 1, 2019	10,686,041	$2.82	24,853	7.42

Granted	11,187,900	3.31
Exercised	(596,870)	(1.34)
Forfeited and Canceled	(3,557,844)	(2.83)
Expired	(104,085)	(3.08)

As of December 31, 2019	17,615,142	$2.64	12,800	8.07

Granted	12,724,256	0.18
Exercised	(5,516,282)	(0.16)
Forfeited and Canceled	(5,348,090)	(0.52)
Expired	(233,482)	(0.61)

As of December 31, 2020	19,241,544	$0.18	40,909	9.21

Vested and expected to vest as of December 31, 2020	19,241,544	0.18	40,909	9.21

Exercisable as of December 31, 2020	8,887,906	$0.16	18,925	8.99

Of the options included as exercised in the table above, 2.9 million and 0.3 million relate to early exercises during the years ended December 31, 2020 and December 31, 2019, respectively.
The Company granted approximately 4.8 million and 7.2 million fully vested shares of the Company’s Common Stock in the years ended December 31, 2020 and 2019, respectively, as compensation to the board members for services provided to the Company and recorded approximately $0.7 million and $24.1 million, in general and administrative expense in the years then ended.

During the years ended December 31, 2020 and December 31, 2019 the Company issued restricted stock awards to directors of the board. Of the awards issued, 4.8 million and 7.2 million restricted stock awards, respectively, all of which were not subject to vesting requirements. The other restricted stock awards outstanding were subject to vesting, generally monthly over 48 months, and a summary of the activity for the years ended December 31, 2020 and December 31, 2019 is as follows (in thousands, except for per share amounts):

	Number of Shares	Aggregate intrinsic value (in thousands)	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2019	1,242,999	$6,165	$0.19
Granted	—		—
Vested	(438,705)		$0.19
Forfeited	—		—
Nonvested at December 31, 2019	804,294	$2,558	$0.19

Granted	—		—
Vested	(438,705)		$0.19
Forfeited	—		—

Unvested at December 31, 2020	365,589	$768	$0.19

Vested at December 31, 2020	1,433,847	$3,011	$0.19

The following table summarizes total stock-based compensation expense for the years ended December 31, 2020 and December 31, 2019 (in thousands):

	For the year ending December 31,
	2020	2019
Cost of revenue	$15	$20
Sales and marketing	895	778
Research and development	892	1,156
General and administrative	4,372	28,784

Total	$6,174	$30,738